Long-Term Debt (Narrative III)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt (Narrative III)

6. Long-Term Debt (continued)

Facilities repaid in 2024 (continued)

l) $268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders were CACIB, ABN, First-Citizens & Trust Company, Siemens Financial Services Inc (“Siemens”), CTBC, Bank Sinopac and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and was scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024

Tranche B amounting to $38,000 was drawn down in full on February 10, 2020 and was scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024. In January 2022, the Company agreed a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus CAS and was payable at each quarter end date.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $133,200 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

Sale and leaseback agreements (finance leases)

m) $178.0 Million Sale and Leaseback agreements – Minsheng Financial Leasing

On December 23, 2024, the Company entered into two sale and leaseback agreements with Minsheng Financial Leasing (“Minsheng”) for $44,500, each, to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025. As at December 31, 2024, the Company had drawdown a total of $44,500 to finance the acquisition of Bremerhaven Express. During the first quarter 2025, the Company entered into two additional sale and leaseback agreements, $44,500 each, to finance the acquisition of the two high-reefer ECO 9,019 TEU Vessels which were delivered in December 2024, Istanbul Express and Sydney Express, both at that moment fully paid in cash. As at March 31, 2025, the Company had drawdown a total of $178,000. The Company has a purchase obligation to acquire the vessels at the end of their lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amount received under the sale and leaseback agreement as financial liability.

Sale and leaseback agreements are repayable in 40 equal consecutive quarterly instalments of $862.5 with a repurchase obligation of $10,000 on the final repayment date.

The sale and leaseback agreement for Bremerhaven Express matures in December 2034, Istanbul Express, Sydney Express and Czech matures in January 2035, and bear interest at SOFR plus a margin of 2.5% per annum payable quarterly in arrears.

As of June 30, 2025, the outstanding balance of this sale and leaseback agreement was $173,688.

6.       Long-Term Debt (continued)

n) $120.0 Million Sale and Leaseback agreements – CMBFL Four Vessels

On August 26, 2021, the Company entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels. As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021 together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement is repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bore interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears. From November 20, 2024, as per supplemental agreement, the sale and leaseback agreements bear interest at SOFR plus a margin of 2.75% per annum.

As of June 30, 2025, the outstanding balance of these sale and lease back agreements was $40,179.

Sale and leaseback agreements (finance leases) repaid in 2024

o) $54.0 Million Sale and Leaseback agreement – CMBFL

On May 20, 2021, the Company entered into a $54,000 sale and leaseback agreement with CMBFL to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

The sale and leaseback agreement was repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

The sale and leaseback agreement matured in May 2028 and bore interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

On August 27, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $33,345 under this facility.

As of June 30, 2025, the outstanding balance of this sale and leaseback agreement was $nil.

p) $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing

On May 12, 2021, the Company entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (“Neptune”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement was repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

The sale and leaseback agreement matured in February 2026 and bore interest at SOFR plus a margin of 4.64% per annum payable quarterly in arrears.

6.       Long-Term Debt (continued)

Sale and leaseback agreements (finance leases) repaid in 2024 (continued)

p) $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing (continued)

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $4,414 under this facility.

As of June 30, 2025, the outstanding balance of this sale and leaseback agreement was $nil.

q) Repayment Schedule

Maturities of long-term debt for the years subsequent to June 30, 2025, are as follows:

Payment due by year ended	Amount
June 30, 2026	147,567
June 30, 2027	147,567
June 30, 2028	215,071
June 30, 2029	47,800
June 30, 2030	39,800
June 30, 2031 and thereafter	170,687
$768,492

r) Deferred Financing Costs

	June 30, 2025	December 31, 2024
Opening balance	$7,042	$10,750
Expenditure in the period	2,185	3,120
Amortization included within interest expense	(2,257)	(6,828)
Closing balance	$6,970	$7,042

For the six-month period ended June 30, 2025, total costs amounting to $1,335 were incurred in connection with the Minsheng Sale and Leaseback agreement (see Note 6m) and $850 in connection with the UBS Credit Facility (see Note 6a).

During 2024, total costs amounting to $2,625 were incurred in connection with 2024 Senior Secured Term Loan Facility (CACIB, ABN, BofA, First Citizens, CTBC) (see note 6b) and $445 in connection with the Minsheng Sale and Leaseback agreement (see Note 6m) and $50 with other loans.

For the six-month periods ended June 30, 2025, and 2024, the Company recognized a total of $2,257 and $2,322, respectively, in respect of amortization of deferred financing costs.

s) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

As of June 30, 2025, and December 31, 2024, the Company was in compliance with its debt covenants.